Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2013
Income Tax Contingency [Line Items]
Net income (loss) from discontinued operations	$ 967,000	$ (20,733,000)	$ 1,491,000
Income tax (expense) benefits	(3,424,000)	14,411,000	(592,000)
Effective tax rate for discontinued operations	78.00%	41.00%	28.40%
Additional paid in capital related to Convertible notes	11,128,000
Income tax expense	53,246,000	(10,043,000)	8,634,000
Effective tax rate	(70.30%)	39.60%	(18.80%)
Valuation allowance	78,141,000	(1,731,000)	5,219,000
Valuation allowances, total	72,487,000	9,354,000		50,600,000
Undistributed earnings of foreign subsidiaries and certain foreign affiliates	59,500,000
Possible decrease in unrecognized tax benefits due to settlements of audit issues and expiration of statutes of limitation	5,300,000
Interest and penalties accrued associated with unrecognized tax benefits	8,400,000	7,100,000	6,800,000
Increase in liability for interest and penalties	1,300,000	300,000	1,600,000
Prior Year [Member]
Income Tax Contingency [Line Items]
Valuation allowance	54,400,000
Current year [Member]
Income Tax Contingency [Line Items]
Valuation allowance	23,700,000
Increase in valuation allowance	63,100,000
Convertible Notes [Member]
Income Tax Contingency [Line Items]
Income tax expense	7,100,000
Effective tax rate	39.00%
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Valuation allowances, total	7,700,000
Deferred tax assets	1,300,000
Estimated taxable income to realize deferred tax asset	4,700,000
Tax years open for examination	2010 through 2014
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Valuation allowances, total	$ 64,800,000
Cumulative loss position period	3 years
Tax year in which the statute of limitations expired	2010
Tax years open for examination	January 31, 2011 through 2014